Deferred Revenues and Deferred Income - Summary of Deferred Revenues and Deferred Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Accruals and deferred income [Abstract]
Deferred revenues	$ 38,768	$ 26,056
Lease incentive	161
Total Deferred revenue and deferred income	$ 38,929	$ 26,056